Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating segment
Revenue	$ 14,755	$ 16,741	$ 15,207	$ 60,389	$ 46,481	$ 23,939
Taxes on revenues	(328)	(380)	(278)	(1,399)	(1,188)	(628)
Net operating revenues	14,427	16,361	14,929	58,990	45,293	23,311
Costs and expenses	(7,236)	(6,970)	(6,689)	(24,756)	(20,338)	(14,532)
Operating profit	7,191	9,391	8,240	34,234	24,955	8,779
Depreciation, depletion and amortization	(1,168)	(1,018)	(1,073)	(4,122)	(3,260)	(2,722)
Operating income	6,023	8,373	7,167	30,112	21,695	6,057
Property, plant and equipment, net	88,895	84,273	83,096	88,895	83,096	67,637
Additions to property, plant and equipment	6,071	3,711	4,742	16,075	12,647	8,096
Investments	8,093	7,837	4,497	8,093	4,497	4,585
Bulk Material
Operating segment
Revenue	10,984	12,763	10,875	44,948	34,478	15,205
Taxes on revenues	(178)	(229)	(172)	(816)	(701)	(311)
Net operating revenues	10,806	12,534	10,703	44,132	33,777	14,894
Costs and expenses	(4,180)	(3,803)	(3,453)	(14,299)	(11,177)	(7,051)
Operating profit	6,626	8,731	7,250	29,833	22,600	7,843
Depreciation, depletion and amortization	(536)	(439)	(424)	(1,847)	(1,536)	(1,205)
Operating income	6,090	8,292	6,826	27,986	21,064	6,638
Property, plant and equipment, net	39,432	36,764	35,193	39,432	35,193	24,692
Additions to property, plant and equipment	3,645	2,289	1,225	9,351	4,895	3,923
Investments	1,348	1,290	1,388	1,348	1,388	1,400
Bulk Material | Iron ore
Operating segment
Revenue	8,483	10,136	8,477	35,008	26,384	12,831
Taxes on revenues	(111)	(139)	(101)	(494)	(366)	(172)
Net operating revenues	8,372	9,997	8,376	34,514	26,018	12,659
Costs and expenses	(2,673)	(2,500)	(2,275)	(9,066)	(7,364)	(4,956)
Operating profit	5,699	7,497	6,101	25,448	18,654	7,703
Depreciation, depletion and amortization	(365)	(349)	(360)	(1,418)	(1,307)	(1,044)
Operating income	5,334	7,148	5,741	24,030	17,347	6,659
Property, plant and equipment, net	32,944	30,800	30,412	32,944	30,412	21,736
Additions to property, plant and equipment	2,959	2,014	831	7,409	4,015	3,361
Investments	112	104	107	112	107	107
Bulk Material | Pellets
Operating segment
Revenue	1,992	2,158	1,927	8,150	6,402	1,352
Taxes on revenues	(56)	(76)	(55)	(266)	(266)	(92)
Net operating revenues	1,936	2,082	1,872	7,884	6,136	1,260
Costs and expenses	(854)	(789)	(785)	(3,261)	(2,515)	(1,165)
Operating profit	1,082	1,293	1,087	4,623	3,621	95
Depreciation, depletion and amortization	(72)	(57)	(29)	(196)	(110)	(76)
Operating income	1,010	1,236	1,058	4,427	3,511	19
Property, plant and equipment, net	2,074	1,951	1,445	2,074	1,445	947
Additions to property, plant and equipment	199	72	87	624	353	84
Investments	997	896	1,058	997	1,058	1,050
Bulk Material | Manganese
Operating segment
Revenue	31	45	44	171	258	145
Taxes on revenues	(2)	(2)	(2)	(8)	(7)	(2)
Net operating revenues	29	43	42	163	251	143
Costs and expenses	(58)	(60)	(33)	(187)	(136)	(103)
Operating profit	(29)	(17)	9	(24)	115	40
Depreciation, depletion and amortization	(4)	(2)	(4)	(15)	(10)	(9)
Operating income	(33)	(19)	5	(39)	105	31
Property, plant and equipment, net	81	58	24	81	24	25
Additions to property, plant and equipment	135	1	2	137	2	4
Bulk Material | Ferroalloys
Operating segment
Revenue	115	139	186	561	664	372
Taxes on revenues	(9)	(12)	(14)	(48)	(62)	(45)
Net operating revenues	106	127	172	513	602	327
Costs and expenses	(93)	(107)	(81)	(407)	(306)	(278)
Operating profit	13	20	91	106	296	49
Depreciation, depletion and amortization	(11)	(16)	(7)	(54)	(26)	(15)
Operating income	2	4	84	52	270	34
Property, plant and equipment, net	252	228	292	252	292	261
Additions to property, plant and equipment	6	13	16	40	26	112
Bulk Material | Coal
Operating segment
Revenue	363	285	241	1,058	770	505
Net operating revenues	363	285	241	1,058	770	505
Costs and expenses	(502)	(347)	(279)	(1,378)	(856)	(549)
Operating profit	(139)	(62)	(38)	(320)	(86)	(44)
Depreciation, depletion and amortization	(84)	(15)	(24)	(164)	(83)	(61)
Operating income	(223)	(77)	(62)	(484)	(169)	(105)
Property, plant and equipment, net	4,081	3,727	3,020	4,081	3,020	1,723
Additions to property, plant and equipment	346	189	289	1,141	499	362
Investments	239	290	223	239	223	243
Base Metals
Operating segment
Revenue	2,361	2,287	3,019	9,627	8,200	6,679
Taxes on revenues	(5)		(15)	(28)	(61)	(56)
Net operating revenues	2,356	2,287	3,004	9,599	8,139	6,623
Costs and expenses	(1,797)	(1,727)	(2,145)	(6,735)	(6,132)	(5,731)
Operating profit	559	560	859	2,864	2,007	892
Depreciation, depletion and amortization	(486)	(379)	(480)	(1,572)	(1,359)	(1,322)
Operating income	73	181	379	2,805	648	(430)
Property, plant and equipment, net	33,275	31,887	32,597	33,275	32,597	32,757
Additions to property, plant and equipment	1,577	784	915	3,879	3,294	2,165
Investments	3,616	3,861	265	3,616	265	253
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	2,032	2,005	2,017	8,118	4,712	3,947
Net operating revenues	2,032	2,005	2,017	8,118	4,712	3,947
Costs and expenses	(1,515)	(1,482)	(1,346)	(5,558)	(3,402)	(3,292)
Operating profit	517	523	671	2,560	1,310	655
Depreciation, depletion and amortization	(463)	(360)	(454)	(1,487)	(1,145)	(1,016)
Operating income	54	163	217	1,073	165	(361)
Property, plant and equipment, net	29,097	28,128	28,623	29,097	28,623	23,967
Additions to property, plant and equipment	979	674	724	2,637	1,880	1,464
Investments	11	3	23	11	23	30
Base Metals | Copper concentrate
Operating segment
Revenue	329	282	311	1,126	934	682
Taxes on revenues	(5)		(11)	(23)	(29)	(19)
Net operating revenues	324	282	300	1,103	905	663
Costs and expenses	(282)	(245)	(201)	(873)	(621)	(470)
Operating profit	42	37	99	230	284	193
Depreciation, depletion and amortization	(23)	(19)	(25)	(84)	(87)	(71)
Operating income	19	18	74	146	197	122
Property, plant and equipment, net	4,178	3,759	3,579	4,178	3,579	4,127
Additions to property, plant and equipment	598	110	(25)	1,226	1,072	558
Investments	234	132	90	234	90	80
Base Metals | Aluminum products.
Operating segment
Revenue			691	383	2,554	2,050
Taxes on revenues			(4)	(5)	(32)	(37)
Net operating revenues			687	378	2,522	2,013
Costs and expenses			(598)	(304)	(2,109)	(1,969)
Operating profit			89	74	413	44
Depreciation, depletion and amortization			(1)	(1)	(127)	(235)
Operating income			88	73	286	(191)
Property, plant and equipment, net			395		395	4,663
Additions to property, plant and equipment			216	16	342	143
Investments	3,371	3,726	152	3,371	152	143
Fertilizers
Operating segment
Revenue	856	1,037	768	3,547	1,845	413
Taxes on revenues	(51)	(63)	(32)	(225)	(106)	(17)
Net operating revenues	805	974	736	3,322	1,739	396
Costs and expenses	(640)	(767)	(689)	(2,632)	(1,635)	(187)
Operating profit	165	207	47	690	104	209
Depreciation, depletion and amortization	(83)	(129)	(128)	(458)	(200)	(29)
Operating income	82	78	(81)	232	(96)	180
Property, plant and equipment, net	9,827	9,589	8,989	9,827	8,989	159
Additions to property, plant and equipment	234	226	540	1,028	843
Fertilizers | Potash
Operating segment
Revenue	77	80	73	287	280	413
Taxes on revenues	(4)	(3)		(14)	(11)	(17)
Net operating revenues	73	77	73	273	269	396
Costs and expenses	(83)	(97)	(131)	(315)	(269)	(187)
Operating profit	(10)	(20)	(58)	(42)		209
Depreciation, depletion and amortization	(12)	(8)	(7)	(45)	(29)	(29)
Operating income	(22)	(28)	(65)	(87)	(29)	180
Property, plant and equipment, net	2,137	1,864	474	2,137	474	159
Additions to property, plant and equipment	222	10	348	532	355
Fertilizers | Phosphates
Operating segment
Revenue	566	707	541	2,395	1,211
Taxes on revenues	(18)	(27)	(12)	(95)	(47)
Net operating revenues	548	680	529	2,300	1,164
Costs and expenses	(432)	(516)	(443)	(1,760)	(1,070)
Operating profit	116	164	86	540	94
Depreciation, depletion and amortization	(71)	(77)	(79)	(297)	(121)
Operating income	45	87	7	243	(27)
Property, plant and equipment, net	6,430	6,130	7,560	6,430	7,560
Additions to property, plant and equipment	2	91	188	316	438
Fertilizers | Nitrogen
Operating segment
Revenue	199	217	151	782	337
Taxes on revenues	(26)	(29)	(19)	(103)	(43)
Net operating revenues	173	188	132	679	294
Costs and expenses	(125)	(154)	(115)	(557)	(285)
Operating profit	48	34	17	122	9
Depreciation, depletion and amortization		(44)	(42)	(116)	(50)
Operating income	48	(10)	(25)	6	(41)
Property, plant and equipment, net	896	1,220	809	896	809
Additions to property, plant and equipment	10	125	1	180	47
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	14	33	3	83	17
Taxes on revenues	(3)	(4)	(1)	(13)	(5)
Net operating revenues	11	29	2	70	12
Costs and expenses					(11)
Operating profit	11	29	2	70	1
Operating income	11	29	2	70	1
Property, plant and equipment, net	364	375	146	364	146
Additions to property, plant and equipment			3		3
Logistic
Operating segment
Revenue	420	503	334	1,726	1,466	1,104
Taxes on revenues	(72)	(76)	(47)	(270)	(230)	(175)
Net operating revenues	348	427	287	1,456	1,235	929
Costs and expenses	(347)	(357)	(261)	(1,318)	(965)	(694)
Operating profit	1	70	26	138	270	235
Depreciation, depletion and amortization	(61)	(64)	(41)	(229)	(146)	(126)
Operating income	(60)	6	(15)	(91)	124	109
Property, plant and equipment, net	4,368	3,337	2,322	4,368	2,322	3,590
Additions to property, plant and equipment	331	212	840	868	943	940
Investments	665	621	646	665	646	593
Logistic | Railroads
Operating segment
Revenue	300	359	262	1,265	1,107	838
Taxes on revenues	(62)	(61)	(39)	(222)	(183)	(137)
Net operating revenues	238	298	223	1,043	924	701
Costs and expenses	(260)	(270)	(190)	(1,003)	(716)	(524)
Operating profit	(22)	28	33	40	208	177
Depreciation, depletion and amortization	(45)	(52)	(37)	(179)	(123)	(97)
Operating income	(67)	(24)	(4)	(139)	85	80
Property, plant and equipment, net	1,307	1,296	1,278	1,307	1,278	1,045
Additions to property, plant and equipment	57	54	71	213	160	96
Investments	551	502	511	551	511	468
Logistic | Ports
Operating segment
Revenue	120	144	72	461	353	264
Taxes on revenues	(10)	(15)	(8)	(48)	(47)	(38)
Net operating revenues	110	129	64	413	306	226
Costs and expenses	(87)	(87)	(71)	(315)	(236)	(161)
Operating profit	23	42	(7)	98	70	65
Depreciation, depletion and amortization	(16)	(12)	(7)	(50)	(23)	(29)
Operating income	7	30	(14)	48	47	36
Property, plant and equipment, net	576	522	297	576	297	1,441
Additions to property, plant and equipment	210	77	22	347	36	106
Logistic | Ships
Operating segment
Revenue					5	2
Net operating revenues					5	2
Costs and expenses					(13)	(9)
Operating profit					(8)	(7)
Depreciation, depletion and amortization			3
Operating income			3		(8)	(7)
Property, plant and equipment, net	2,485	1,519	747	2,485	747	1,104
Additions to property, plant and equipment	64	81	747	308	747	738
Investments	114	119	135	114	135	125
Others
Operating segment
Revenue	134	151	211	541	493	538
Taxes on revenues	(22)	(12)	(12)	(60)	(90)	(69)
Net operating revenues	112	139	199	481	403	469
Costs and expenses	(272)	(316)	(141)	(1,285)	(429)	(869)
Operating profit	(160)	(177)	58	(804)	(26)	(400)
Depreciation, depletion and amortization	(2)	(7)		(16)	(19)	(40)
Operating income	(162)	(184)	58	(820)	(45)	(440)
Property, plant and equipment, net	1,993	2,696	3,995	1,993	3,995	6,439
Additions to property, plant and equipment	284	200	1,222	949	2,672	1,068
Investments	2,464	2,065	2,198	2,464	2,198	2,339
Gain on Sale of Assets
Operating segment
Costs and expenses				1,513
Operating profit				1,513
Operating income				$ 1,513